RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and Brookfield.
Management Agreements
Master Services Agreement
Since inception, our parent company has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield Asset Management. The Master Services Agreement was amended in connection with the completion of the special distribution to include BEPC as a service recipient.
The company’s annual consolidated financial statements include general corporate expenses of the partnership which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield Asset Management and direct operating costs incurred by a subsidiary of the partnership. These allocated expenses have been included as appropriate in the company’s consolidated statements of income. Key decision makers of the company are employees of the ultimate parent company who provide management services under the company’s Master Services Agreement. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s annual consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Renewable pays a management fee, referred to as the management service costs, to the Service Provider equal to a fixed quarterly component of $5 million per quarter, adjusted for inflation, and a variable component calculated as a percentage of the increase in the total capitalization value of Brookfield Renewable over an initial reference value (subject to an annual escalation by a specified inflation factor beginning on January 1, 2013) (the "Base Management Fee"). For purposes of calculating the management service costs, the market value of Brookfield Renewable is equal to the aggregate value of all the outstanding units and other securities issued by the service recipients, plus all outstanding third-party debt with recourse to a recipient of services under the Master Services Agreement, less all cash held by such entities. The company will be responsible for reimbursing the partnership or its subsidiaries, as the case may be, for BEPC's proportionate share of the Base Management Fee. BEPC's proportionate share of the Base Management Fee will be calculated on the basis of the value of BEPC's business relative to that of the partnership. The Base Management Fee for the year ended December 31, 2022 was $169 million (2021: $175 million and 2020: $129 million)
Relationship Agreement
Since inception, Brookfield Renewable has had a Relationship Agreement with Brookfield pursuant to which Brookfield has agreed, subject to certain exceptions, that Brookfield Renewable will serve as its primary vehicle through which it will directly or indirectly, acquire renewable power assets on a global basis. The company, being a controlled subsidiary of Brookfield Renewable is entitled to the benefits and subject to certain obligations under the Relationship Agreement.
TERP Brookfield Master Services Agreement
Since the acquisition of TerraForm Power on October 16, 2017, TerraForm Power had a management agreement (“TERP Brookfield Master Services Agreement”) with Brookfield. Prior to the company's acquisition of TerraForm Power, pursuant to the TerraForm Power Master Services Agreements, TerraForm Power paid management service costs on a quarterly basis calculated as follows:
•For each of the first four quarters following October 16, 2017, a fixed component of $2.5 million per quarter (subject to proration for the quarter including October 16, 2017) plus 0.3125% of the market capitalization value increase for such quarter;
•For each of the next four quarters, a fixed component of $3.0 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter; and
•Thereafter, a fixed component of $3.75 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter.
For purposes of calculating its management service costs, the term market capitalization value increase meant, for any quarter, the increase in value of TerraForm Power’s market capitalization for such quarter, calculated by multiplying the number of outstanding shares of TerraForm Power’s common stock as of the last trading day of such quarter by the difference between (x) the volume weighted average trading price of a share of common stock for the trading days in such quarter and (y) $9.52. If the difference between (x) and (y) in the market capitalization value increase calculation for a quarter was a negative number, then the market capitalization value increase was deemed to be zero. TerraForm Power’s management service costs for the year ended December 31, 2022 of nil (2021: nil and 2020: $23 million) have been included in the company’s annual consolidated statement of income based on its historical records.
The TERP Brookfield Master Services Agreement was terminated upon the completion of the TerraForm Power acquisition by the company on July 31, 2020.
Governance Agreement
TerraForm Power entered into a governance agreement, referred to as the Governance Agreement, dated October 16, 2017 with Orion Holdings and any controlled affiliate of Brookfield Asset Management (other than TerraForm Power and its controlled affiliates) that by the terms of the Governance Agreement from time to time becomes a party thereto, collectively referred to as the sponsor group.
The Governance Agreement established certain rights and obligations of TerraForm Power and controlled affiliates of Brookfield Asset Management that own voting securities of TerraForm Power relating to the governance of
TerraForm Power and the relationship between such affiliates of BAM and TerraForm Power and its controlled affiliates.
On June 11, 2018, Orion Holdings, NA HoldCo and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the Governance Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion and TerraForm Power pursuant to which BBHC Orion became a party to the Governance Agreement.
The Governance Agreement was terminated after the completion of the TerraForm Power acquisition by the company on July 31, 2020.
Power Services Agreements
Energy Marketing Internalization
In the first quarter of 2021, the company and the partnership entered into an agreement to fully internalize all energy marketing capabilities in North America into the company. The agreement provides for the transfer for the partnership's Power Agency Agreements and related party power purchase agreements relating to certain power facilities in Maine and New Hampshire held by Great Lakes Holding America ("GLHA"), which are further described below. Certain third-party power purchase agreements were also transferred to the company as part of the Energy Marketing Internalization of the partnership’s North American energy marketing business.
The agreement became effective on April 1, 2021.
Power Agency Agreements
Certain subsidiaries of the company entered into Power Agency Agreements appointing the partnership as their exclusive agent in respect of the sale of electricity, including the procurement of transmission and other additional services. In addition, the partnership scheduled, dispatched and arranged for transmission of the power produced and the power supplied to third-parties in accordance with prudent industry practice. Pursuant to each Agreement, the partnership was entitled to be reimbursed for any third party costs incurred, and, in certain cases, received an additional fee for its services in connection with the sale of power and for providing the other services.
On closing of the Energy Marketing Internalization, all Power Agency Agreements were transferred by the partnership to the company.
Energy Marketing Agreement
Brookfield had agreed to provide energy marketing services to the company. Under this Agreement, the company paid an annual energy marketing fee commensurate to the services received. See Note 8 - Direct operating costs. On closing of the Energy Marketing Internalization, the Energy Marketing Agreement was transferred from Brookfield to the partnership.
Other Agreements
Other Revenue Agreements
Pursuant to a 20-year power purchase agreement, the partnership purchased all energy from several power facilities in Maine and New Hampshire held by GLHA at $37 per MWh. The energy rates were subject to an annual adjustment equal to 20% of the increase in the CPI during the previous year.
Upon closing of the Energy Marketing Internalization, the power purchase agreement with GLHA was transferred to the company.
Sponsor Line Agreement
On October 16, 2017, the company entered into the Sponsor Line with Brookfield Asset Management and one of its affiliates (the “Lenders”). The Sponsor Line establishes a $500 million secured revolving credit facility and provides for the Lenders to commit making LIBOR loans to the company during a period not to exceed three years from the effective date of the Sponsor Line (subject to acceleration for certain specified events). The company may only use the revolving Sponsor Line to fund all or a portion of certain funded acquisitions or growth capital expenditures. The Sponsor Line terminates, and all obligations thereunder become payable, no later than October 16, 2022.
Borrowings under the Sponsor Line bear interest at a rate per annum equal to a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus 3% per annum. In addition to paying interest on outstanding principal under the Sponsor Line, the company is required to pay a standby fee of 0.5% per annum in respect of the unutilized commitments thereunder, payable quarterly in arrears.
The company was permitted to voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans under the Sponsor Line at any time without premium or penalty, other than customary “breakage” costs. Under certain circumstances, the company may be required to prepay amounts outstanding under the Sponsor Line.
The sponsor line was terminated upon the completion of the TerraForm Power acquisition by the company on July 31, 2020.
TERP Relationship Agreement
TerraForm Power entered into a relationship agreement, referred to as the TERP Relationship Agreement, dated October 16, 2017 with BAM, which governed certain aspects of the relationship between BAM and TerraForm Power. Pursuant to the TERP Relationship Agreement, BAM agreed that TerraForm Power will serve as the primary vehicle through which BAM and certain of its affiliates will own operating wind and solar assets in North America and Western Europe and that BAM will provide, subject to certain terms and conditions, TerraForm Power with a right of first offer on certain operating wind and solar assets that are located in such countries and developed by persons sponsored by or under the control of BAM. The rights of TerraForm Power under the TERP Relationship Agreement are subject to certain exceptions and consent rights set out therein.
TerraForm Power did not acquire any renewable energy facilities pursuant to the TERP Relationship Agreement from BAM.
The TERP Relationship Agreement was terminated upon the completion of the TerraForm Power acquisition by the company on July 31, 2020.
TERP Registration Rights Agreement
TerraForm Power also entered into a registration rights agreement, referred to as the TERP Registration Rights Agreement, on October 16, 2017 with Orion Holdings. The TERP Registration Rights Agreement governed the rights and obligations of TerraForm Power, on the one hand, and BAM and its affiliates, on the other hand, with respect to the registration for resale of all or a part of TerraForm Power's common stock held by BAM or any of its affiliates that become party to the TERP Registration Rights Agreement.
On June 11, 2018, Orion Holdings, NA HoldCo and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the TERP Registration Rights Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion and TerraForm Power pursuant to which BBHC Orion became a party to the TERP Registration Rights Agreement.
The TERP Registration Rights Agreement was terminated upon the completion of the TerraForm Power acquisition by the company on July 31, 2020.
New Terra LLC Agreement
TerraForm Power and BRE Delaware, Inc. entered into an amended and restated limited liability company agreement of TerraForm Power, LLC, referred to as the New Terra LLC Agreement, dated October 16, 2017. The New Terra LLC Agreement, among other things, reset the incentive distribution right, or IDR, thresholds of TerraForm Power, LLC to establish a first distribution threshold of $0.93 per share of TerraForm Power's common stock and a second distribution threshold of $1.05 per share of TerraForm Power's common stock. As a result of the New Terra LLC Agreement, amounts distributed from TerraForm Power, LLC are distributed on a quarterly basis as follows:
•first, to TerraForm Power in an amount equal to TerraForm Power’s outlays and expenses for such quarter;
•second, to holders of TerraForm Power, LLC Class A units, referred to as Class A units, until an amount has been distributed to such holders of Class A units that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TerraForm Power's common stock of $0.93 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TerraForm Power's common stock) if such amount were distributed to all holders of shares of TerraForm Power common stock;
•third, 15% to the holders of the IDRs pro rata and 85% to the holders of Class A units until a further amount has been distributed to holders of Class A units in such quarter that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TerraForm Power's common stock of an additional $0.12 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TerraForm Power's common stock) if such amount were distributed to all holders of shares of TerraForm Power's common stock; and
•thereafter, 75% to holders of Class A units pro rata and 25% to holders of the IDRs pro rata.
TerraForm Power made no IDR payments during the year ended December 31, 2022, 2021 and 2020.
The New Terra LLC Agreement was amended upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020 to remove TerraForm Power, LLC’s obligations to make IDR payments.
Credit facilities and funds on deposit
Brookfield has provided a $400 million committed unsecured revolving credit facility maturing in December 2023 and the draws bear interest at London Interbank Offered Rate plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. Brookfield may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at December 31, 2022 (December 31, 2021: nil). The interest expense on the Brookfield revolving credit facility and deposit for the year ended December 31, 2022 totaled nil (2021: nil).
The company participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Debt Fund, and Brookfield Global Transition Fund (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional partners , has access to financing using the Private Funds’ credit facilities.
During the year, the partnership transferred its investment in certain subsidiaries, which included certain of its development assets in the United States to the company with a carrying value of approximately $23 million of total assets and liabilities. This transaction was accounted as an asset acquisition.
During the fourth quarter of 2022, the company sold a portfolio of investments, which included partial interests in consolidated subsidiaries, with an approximate fair value of $288 million to an affiliate of Brookfield in exchange for securities of equal value. The portfolio of investments represented seed assets in a new product offering that Brookfield will be marketing and selling to third party investors which at that time will provide the company the opportunity to, subject to certain conditions, monetize the securities to generate liquidity. The securities are recorded as financial instrument assets on the consolidated statements of financial position. The reduction in partial interests in consolidated subsidiaries is reflected as an increase in non-controlling interests in operating subsidiaries on the consolidated statements of financial position.
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2022	2021	2020
Revenues
Power purchase and revenue agreements	$72	$163	$361

Other income
Interest income	$9	$10	$—

Direct operating costs
Energy purchases(1)	$(22)	$(62)	$(10)
Energy marketing & other services	(7)	(11)	(17)
Insurance expense(2)	—	(20)	(21)
	$(29)	$(93)	$(48)
Interest expense
Borrowings	$(17)	$(29)	$(1)

Other related party services	$(4)	$(13)	$—

Management service costs
Management service agreement	$(169)	$(175)	$(152)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. During the first quarter of 2021, the company recognized a nil gain (2021: $62 million and 2020: nil) associated with agency arrangement which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2022 were nil (2021 was nil and 2020: nil). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims are not included in the table above.
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2022	2021
Current assets
Due from related parties
Amounts due from	Brookfield	$41	$16
	The partnership	563	523
	Equity-accounted investments and other	11	9
		$615	$548
Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$9	$10

Current liabilities
Due to related parties
Amounts due to	Brookfield	$37	$21
	The partnership	315	625
	Equity-accounted investments and other	12	3
	Brookfield Reinsurance and associates	100	$—
		$464	$649
Non-recourse borrowings	Brookfield	1	—
		$465	$649
Non-current liabilities
Non-recourse borrowings	Brookfield	$—	$8
	Brookfield Reinsurance and associates	15	—
		$15	$8
(1)Refer to Note 27 – Commitments, contingencies and guarantees for additional information on the company’s litigation matters.
Current assets
Amounts due from Brookfield and the partnership are non-interest bearing, unsecured and due on demand.
Current liabilities
Amounts due to Brookfield and the partnership are unsecured, payable on demand and relate to recurring transactions.